Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	_____4.350% Notes due 2030
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 895,440,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 77,903.28
Offering Note	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based on a Euro-to-U.S. dollar exchange rate of EUR1 to 1.1193 as of October 23, 2026, as published by the European Central Bank.